MORGAN STANLEY GROWTH FUND
LETTER TO THE SHAREHOLDERS o MARCH 31, 2002

Dear Shareholder:
During the 12-month period ended March 31, 2002, mixed economic signals and investor uncertainty contributed to a turbulent stock market environment. During this period the U.S. economy was mired in an extended slump, exacerbated by the September 11 terrorist attacks. The equity market rebounded briefly in October, only to fall again when Enron's accounting problems were exposed in December. Negative economic news, rising unemployment and weak corporate spending, especially among technology companies, offset more-positive economic news. Compelling factors that typically help spur an economic recovery, including a 40-year low in interest rates, resilient consumer spending and strong residential real estate values, failed to convince investors this time that a recovery was imminent. Furthermore, a steady stream of negative news about Enron raised concerns about corporate accounting practices at many other companies. Market sentiment appeared to improve during the latter part of the period, however, owing to an increasing number of positive economic data points. This was underscored by the Federal Reserve's declaration that the risks between economic weakness and inflation were balanced for the first time since November 2000. Investors remained cautious at the end of the period, however, concerned about the upcoming corporate earnings season, possible interest-rate increases and escalating violence in the Middle East.


Performance and Portfolio Strategy

For the 12-month period ended March 31, 2002, Morgan Stanley Growth Fund's Class B shares returned -0.44 percent, compared to a return of 0.26 percent for the Standard & Poor's 500 Index (S&P 500). For the same period, the Fund's Class A, C and D shares had total returns of 0.36 percent, -0.20 percent and
0.59 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Given the volatile stock market environment in the period, Morgan Stanley Investment Management Inc., the Fund's sub-advisor, attempted to assemble a portfolio of what they believed to be the most appropriate mix of stable and cyclical-growth stocks. Health care, the Fund's largest sector, helped the Fund's overall performance. Positive contributions came from diagnostic testing companies including Lab Corp, and Quest. Not all news in the health-care sector was positive, however, as Eli Lilly, Merck and Bristol-Myers Squibb declined after revising downward their first quarter 2002 earnings expectations. Although fundamentals and valuations for many large-cap pharmaceutical companies remain attractive, the sub-advisor does not believe a broad recovery for the group is imminent.

Technology stocks also had a favorable impact on performance. Although the sub-advisor believes that hopes for a sustainable recovery in technology are still early, it increased the portfolio sector weighting at the end of the first quarter of 2002. Within industrials, Tyco, one of the portfolio's largest detractors

MORGAN STANLEY GROWTH FUND
LETTER TO THE SHAREHOLDERS o MARCH 31, 2002 continued

from performance in the period, was eliminated in January. With the elimination of Tyco, industrial stocks were reduced to an approximate weighting neutral to that of the S&P 500 Index, after averaging a 6 percent overweighting during the period.

Consumer discretionary exposure was increased during the period. The sub-advisor bolstered the Fund's stake in media stocks, which could benefit from a more robust advertising environment as the economy gains strength. Among positions in this sector, Viacom performed well, but positions in AOL Time Warner and Liberty Media struggled.

Questions about accounting irregularities and credit-risk fears that resulted from the Enron fallout affected the financial sector selectively. The sub-advisor reduced the Fund's exposure to Freddie Mac at the end of January and shifted assets to Citigroup, Charles Schwab and Goldman Sachs. Underweighted positions in both telecommunications and utilities, the worst-performing sectors in the S&P 500 Index in the period, helped the Fund sidestep major negative effects from declines in these sectors.


Looking Ahead

Despite positive economic developments and strong consumer sentiment, Morgan Stanley Investment Management remains somewhat cautious about a near-term economic recovery. The sub-advisor remains mindful that there are many exogenous events that could disrupt the recovery scenario and continues to focus on high-quality names and intense fundamental research.

We appreciate your ongoing support of Morgan Stanley Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,




/s/ Charles A. Fiumefreddo                    /s/ Mitchell M. Merin
-------------------------------               -----------------------------
Charles A. Fiumefreddo                        Mitchell M. Merin
Chairman of the Board                         President

MORGAN STANLEY GROWTH FUND
FUND PERFORMANCE o MARCH 31, 2002

[GRAPHIC OMITTED]

Growth of $10,000 - Class B
($ in thousands)

May 29, 1992             10.000       10.000
June 30, 1992             9.530        9.852
September 30, 1992        9.750       10.163
December 31, 1992        10.420       10.573
March 31, 1993           11.260       11.139
June 30, 1993            11.690       11.194
September 30, 1993       12.170       11.483
December 31, 1993        12.420       11.749
March 31, 1994           12.100       11.304
June 30, 1994            11.460       11.351
September 30, 1994       11.570       11.906
December 31, 1994        11.450       11.904
March 31, 1995           12.110       13.063
June 30, 1995            13.590       14.311
September 30, 1995       14.400       15.448
December 31, 1995        14.250       16.378
March 31, 1996           15.100       17.257
June 30, 1996            15.743       18.031
September 30, 1996       16.190       18.588
December 31, 1996        16.972       20.137
March 31, 1997           18.354       20.678
June 30, 1997            19.208       24.285
September 30, 1997       20.610       26.104
December 31, 1997        20.690       26.855
March 31, 1998           23.322       30.602
June 30, 1998            23.430       31.612
September 30, 1998       20.099       28.467
December 31, 1998        25.142       34.528
March 31, 1999           27.130       36.249
June 30, 1999            28.960       38.804
September 30, 1999       28.725       36.380
December 31, 1999        35.089       41.793
March 31, 2000           38.475       42.752
June 30, 2000            37.293       41.615
September 30, 2000       36.425       41.208
December 31, 2000        30.881       37.981
March 31, 2001           25.161       33.481
June 30, 2001            27.242       35.441
September 30, 2001       23.024       30.238
December 31, 2001        25.909       33.473
March 31, 2002           25.050       33.568

         Fund          S&P 500 (4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


                          Average Annual Total Returns
--------------------------------------------------------------------------------

                     Class A Shares*
----------------------------------------------------------
PERIOD ENDED 3/31/02
---------------------------
1 Year                              0.36%(1)  (4.91)%(2)
Since Inception (7/28/97)           4.86%(1)   3.65 %(2)


                     Class B Shares**
--------------------------------------------------------------
PERIOD ENDED 3/31/02
---------------------------
1 Year                        (0.44)%(1)    (5.39)%(2)
5 Years                        8.90 %(1)     8.67 %(2)
Since Inception (5/29/92)      9.78 %(1)     9.78 %(2)


                     Class C Shares+
--------------------------------------------------------
PERIOD ENDED 3/31/02
---------------------------
1 Year                        (0.20)%(1)   (1.19)%(2)
Since Inception (7/28/97)      4.11 %(1)    4.11 %(2)


                     Class D Shares#
------------------------------------------
PERIOD ENDED 3/31/02
---------------------------
1 Year                        0.59 %(1)
Since Inception (7/28/97)     5.12 %(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)   Closing value assuming a complete redemption on March 31, 2002.

(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees, charges, or the deduction of taxes. The Index is unmanaged and should not be considered an investment.

 *    The maximum front-end sales charge for Class A shares is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.0%. The CDSC declines to 0% after six years.

 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

 #    Class D shares have no sales charge.

MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS o MARCH 31, 2002


 NUMBER OF
   SHARES                                                    VALUE
------------------------------------------------------------------------
             Common Stocks (95.2%)
             Aerospace & Defense (3.2%)
   26,700    Alliant Techsystems, Inc.* ..............   $  2,723,133
  184,983    General Dynamics Corp. ..................     17,379,153
  187,150    Raytheon Co. ............................      7,682,507
                                                         ------------
                                                           27,784,793
                                                         ------------
             Apparel/Footwear Retail (0.7%)
  193,900    Limited, Inc. (The) .....................      3,470,810
   57,950    TJX Companies, Inc. (The) ...............      2,318,580
                                                         ------------
                                                            5,789,390
                                                         ------------
             Beverages: Alcoholic (1.8%)
  307,560    Anheuser-Busch Companies, Inc. ..........     16,054,632
                                                         ------------
             Beverages: Non-Alcoholic (0.7%)
  118,064    Coca-Cola Co. (The) .....................      6,170,025
                                                         ------------
             Biotechnology (3.1%)
  178,314    Amgen Inc.* .............................     10,641,779
   62,400    Celgene Corp.* ..........................      1,544,400
   53,500    Genentech, Inc.* ........................      2,699,075
  129,226    Gilead Sciences, Inc.* ..................      4,650,844
   86,892    IDEC Pharmaceuticals Corp.* .............      5,587,156
   53,500    MedImmune, Inc.* ........................      2,104,155
                                                         ------------
                                                           27,227,409
                                                         ------------
             Broadcasting (0.5%)
  107,000    Univision Communications, Inc.
               (Class A)* ............................      4,494,000
                                                         ------------
             Cable/Satellite TV (1.3%)
  880,200    Liberty Media Corp. (Class A)* ..........     11,125,728
                                                         ------------
             Computer Communications (2.4%)
   73,565    Brocade Communications
             Systems, Inc.* ..........................      1,986,255
1,114,152    Cisco Systems, Inc.* ....................     18,862,593
                                                         ------------
                                                           20,848,848
                                                         ------------
             Computer Peripherals (0.4%)
  274,100    EMC Corp.* ..............................      3,267,272
                                                         ------------

 NUMBER OF
  SHARES                                                      VALUE
------------------------------------------------------------------------
             Computer Processing Hardware
             (3.4%)
  389,971    Dell Computer Corp.* ....................   $ 10,182,143
  160,401    International Business Machines
               Corp. .................................     16,681,704
  307,520    Sun Microsystems, Inc.* .................      2,712,326
                                                         ------------
                                                           29,576,173
                                                         ------------
             Data Processing Services (1.8%)
   62,350    Affiliated Computer Services,
               Inc. (Class A)* .......................      3,499,705
   73,512    Concord EFS, Inc.* ......................      2,444,274
  110,322    First Data Corp. ........................      9,625,595
                                                         ------------
                                                           15,569,574
                                                         ------------
             Discount Stores (4.3%)
  144,835    BJ's Wholesale Club, Inc.* ..............      6,474,124
  106,941    Costco Wholesale Corp.* .................      4,258,391
   95,855    Dollar Tree Stores, Inc.* ...............      3,145,002
  393,278    Wal-Mart Stores, Inc. ...................     24,104,009
                                                         ------------
                                                           37,981,526
                                                         ------------
             Drugstore Chains (0.3%)
   75,800    Walgreen Co. ............................      2,970,602
                                                         ------------
             Electronic Production
             Equipment (1.3%)
  205,038    Applied Materials, Inc.* ................     11,127,412
                                                         ------------
             Finance/Rental/Leasing (3.7%)
  144,861    Capital One Financial Corp. .............      9,249,375
  365,450    Freddie Mac .............................     23,158,566
                                                         ------------
                                                           32,407,941
                                                         ------------





             Financial Conglomerates (3.6%)
  640,216    Citigroup, Inc. .........................     31,703,496
                                                         ------------
             Food Retail (0.3%)
   51,207    Safeway Inc.* ...........................      2,305,339
                                                         ------------
             Food: Major Diversified (1.6%)
  266,100    PepsiCo, Inc. ...........................     13,704,150
                                                         ------------
             Gas Distributors (0.2%)
   71,300    Dynegy, Inc. (Class A) ..................      2,067,700
                                                         ------------

                        See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS o MARCH 31, 2002 continued


NUMBER OF
 SHARES                                                       VALUE
------------------------------------------------------------------------
             Home Improvement Chains (2.6%)
  470,137    Home Depot, Inc. (The) ....................   $ 22,853,360
                                                           ------------
             Hospital/Nursing Management (0.6%)
  120,300      HCA Inc. ................................      5,302,824
                                                           ------------
             Household/Personal Care (1.5%)
  104,770    Colgate-Palmolive Co. .....................      5,987,605
   82,487    Procter & Gamble Co. (The) ................      7,431,254
                                                           ------------
                                                             13,418,859
                                                           ------------
             Industrial Conglomerates (6.0%)
1,406,100    General Electric Co. ......................     52,658,445
                                                           ------------
             Information Technology
             Services (0.3%)
   73,500    PeopleSoft, Inc.* .........................      2,684,955
                                                           ------------
             Internet Software/Services (0.3%)
   89,150    Siebel Systems, Inc.* .....................      2,907,181
                                                           ------------
             Investment Banks/Brokers (1.4%)
  108,104    Goldman Sachs Group, Inc. (The) ...........      9,756,386
  225,100    Schwab (Charles) Corp. (The) ..............      2,946,559
                                                           ------------
                                                             12,702,945
                                                           ------------
             Major Telecommunications (1.8%)
  236,204    SBC Communications, Inc. ..................      8,843,478
  150,580    Verizon Communications Inc. ...............      6,873,977
                                                           ------------
                                                             15,717,455
                                                           ------------
             Media Conglomerates (3.1%)
  610,550    AOL Time Warner Inc.* .....................     14,439,507
  267,400    Viacom, Inc. (Class B)* ...................     12,934,139
                                                           ------------
                                                             27,373,646
                                                           ------------
             Medical Distributors (0.7%)
   53,500    AmerisourceBergen Corp. ...................      3,654,050
   37,872    Cardinal Health, Inc. .....................      2,684,746
                                                           ------------
                                                              6,338,796
                                                           ------------
             Medical Specialties (1.6%)
   98,000    Baxter International, Inc. ................      5,832,960
  176,064    Medtronic, Inc. ...........................      7,959,853
                                                           ------------
                                                             13,792,813
                                                           ------------


NUMBER OF
 SHARES                                                       VALUE
------------------------------------------------------------------------
             Multi-Line Insurance (2.2%)
  269,599    American International Group, Inc.            $ 19,448,872
                                                           ------------
             Oil & Gas Production (0.8%)
  118,118    Anardarko Petroleum Corp. .................      6,666,580
                                                           ------------
             Oilfield Services/Equipment (1.1%)
  196,143    Baker Hughes Inc. .........................      7,502,470
   71,300    BJ Services Co.* ..........................      2,457,711
                                                           ------------
                                                              9,960,181
                                                           ------------
             Other Consumer Services (0.2%)
   53,500    Weight Watchers International,
               Inc.* ...................................      2,046,910
                                                           ------------
             Packaged Software (7.5%)
  198,359    Intuit Inc.* ..............................      7,609,051
  699,650    Microsoft Corp.* ..........................     42,195,892
  744,247    Oracle Corp.* .............................      9,526,362
  147,333    VERITAS Software Corp.* ...................      6,457,605
                                                           ------------
                                                             65,788,910
                                                           ------------
             Pharmaceuticals: Major (13.8%)
  162,628    Abbott Laboratories .......................      8,554,233
  296,399    Johnson & Johnson .........................     19,251,115
   64,663    Lilly (Eli) & Co. .........................      4,927,320
  202,793    Merck & Co., Inc. .........................     11,676,821
1,153,150    Pfizer, Inc. ..............................     45,826,181
  179,721    Pharmacia Corp. ...........................      8,101,823
  118,089    Schering-Plough Corp. .....................      3,696,186
  295,235    WYETH .....................................     19,382,178
                                                           ------------
                                                            121,415,857
                                                           ------------
             Recreational Products (0.4%)
   60,140    International Game Technology* ............      3,747,925
                                                           ------------
             Regional Banks (1.2%)
  153,725    Fifth Third Bancorp .......................     10,373,363
                                                           ------------
             Restaurants (0.3%)
   46,750    Tricon Global Restaurants, Inc.* ..........      2,747,965
                                                           ------------


                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS o MARCH 31, 2002 continued


NUMBER OF
 SHARES                                                        VALUE
------------------------------------------------------------------------
             Semiconductors (8.0%)
  142,662    Altera Corp.* .............................   $  3,120,018
   86,932    Analog Devices, Inc.* .....................      3,915,417
   22,250    Broadcom Corp. (Class A)* .................        798,775
1,187,750    Intel Corp. ...............................     36,119,477
  138,200    Linear Technology Corp. ...................      6,111,204
   49,050    Maxim Integrated Products, Inc.* ..........      2,732,576
   44,600    Micron Technology, Inc.* ..................      1,467,340
  394,379    Texas Instruments, Inc. ...................     13,053,945
   75,781    Xilinx, Inc.* .............................      3,020,631
                                                           ------------
                                                             70,339,383
                                                           ------------
             Services to the Health
             Industry (2.6%)
  169,310    Laboratory Corp. of America
               Holdings* ...............................     16,230,057
   84,700    Quest Diagnostics Inc.* ...................      7,017,395
                                                           ------------
                                                             23,247,452
                                                           ------------
             Specialty Stores (0.4%)
   86,903    Tiffany & Co. .............................      3,089,402
                                                           ------------
             Telecommunication Equipment (0.8%)
  182,699    Motorola, Inc. ............................      2,594,326
  120,360    QUALCOMM Inc.* ............................      4,530,350
                                                           ------------
                                                              7,124,676
                                                           ------------
             Tobacco (1.6%)
   98,000    Loews Corp. - Carolina Group* .............      2,939,020
  209,428    Philip Morris Companies, Inc. .............     11,030,573
                                                           ------------
                                                             13,969,593
                                                           ------------
             Total Common Stocks
             (Cost $808,735,549)........................    837,894,358
                                                           ------------


PRINCIPAL
AMOUNT IN
THOUSANDS                                         VALUE
------------------------------------------------------------
              Short-Term Investment (3.6%)
              Repurchase Agreement
$  32,049     Joint repurchase agreement
                account 1.936% due
                04/01/02 (dated
                03/28/02; proceeds
                $32,055,893) (a)
                (Cost $32,049,000) ........     $ 32,049,000
                                                ------------
Total Investments
(Cost $840,784,549) (b).........    98.9%        869,943,358
Other Assets in Excess of
Liabilities ....................     1.1           9,928,693
                                   -----         -----------
Net Assets .....................   100.0%       $879,872,051
                                   =====        ============
---------------------------
*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $88,930,877 and the aggregate gross unrealized depreciation is $59,772,068, resulting in net unrealized appreciation of $29,158,809.

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002


ASSETS:
Investments in securities, at value
 (cost $840,784,549)..........................................     $869,943,358
Cash .........................................................          128,744
Receivable for:
  Investments sold ...........................................       17,889,067
  Shares of beneficial interest sold .........................        3,797,074
  Dividends ..................................................          538,159
  Prepaid expenses and other assets ..........................           83,557
                                                                   ------------
  Total Assets ...............................................      892,379,959
                                                                   ------------
LIABILITIES:
Payable for:
  Investments purchased ......................................       10,444,740
  Shares of beneficial interest repurchased ..................          729,467
  Distribution fee ...........................................          631,832
  Investment management fee ..................................          596,537
Accrued expenses and other payables ..........................          105,332
                                                                   ------------
  TOTAL LIABILITIES ..........................................       12,507,908
                                                                   ------------
  NET ASSETS .................................................     $879,872,051
                                                                   ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..............................................     $907,560,215
Net unrealized appreciation ..................................       29,158,809
Accumulated net realized loss ................................      (56,846,973)
                                                                   ------------
  NET ASSETS .................................................     $879,872,051
                                                                   ============
CLASS A SHARES:
Net Assets ...................................................      $17,610,901
Shares Outstanding (unlimited authorized, $.01 par value).....        1,399,804
  NET ASSET VALUE PER SHARE ..................................           $12.58
                                                                         ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) ............           $13.28
                                                                         ======
CLASS B SHARES:
Net Assets ...................................................     $714,513,362
Shares Outstanding (unlimited authorized, $.01 par value).....       58,381,279
  NET ASSET VALUE PER SHARE ..................................           $12.24
                                                                         ======
CLASS C SHARES:
Net Assets ...................................................      $14,095,087
Shares Outstanding (unlimited authorized, $.01 par value).....        1,167,491
  NET ASSET VALUE PER SHARE ..................................           $12.07
                                                                         ======
CLASS D SHARES:
Net Assets ...................................................     $133,652,701
Shares Outstanding (unlimited authorized, $.01 par value).....       10,477,976
  NET ASSET VALUE PER SHARE ..................................           $12.76
                                                                         ======



                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL STATEMENTS continued


STATEMENT OF OPERATIONS
For the year ended March 31, 2002


NET INVESTMENT LOSS:
INCOME
Dividends .....................................    $   7,277,629
Interest ......................................          612,900
                                                   -------------
  TOTAL INCOME ................................        7,890,529
                                                   -------------
EXPENSES
Distribution fee (Class A shares) .............           31,569
Distribution fee (Class B shares) .............        8,127,365
Distribution fee (Class C shares) .............          115,736
Investment management fee .....................        7,466,534
Transfer agent fees and expenses ..............        1,057,617
Shareholder reports and notices ...............           99,912
Registration fees .............................           83,756
Custodian fees ................................           76,032
Professional fees .............................           59,851
Trustees' fees and expenses ...................           11,570
Other .........................................           14,857
                                                   -------------
  TOTAL EXPENSES ..............................       17,144,799
                                                   -------------
  NET INVESTMENT LOSS .........................       (9,254,270)
                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss .............................      (39,440,349)
Net change in unrealized depreciation .........       45,240,912
                                                   -------------
  NET GAIN ....................................        5,800,563
                                                   -------------
NET DECREASE ..................................    $  (3,453,707)
                                                   =============


                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL STATEMENTS CONTINUED


STATEMENT OF CHANGES IN NET ASSETS


                                                                                   FOR THE YEAR      FOR THE YEAR
                                                                                       ENDED            ENDED
                                                                                  MARCH 31, 2002    MARCH 31, 2001
                                                                                 ---------------- -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ............................................................  $  (9,254,270)   $  (10,357,203)
Net realized gain (loss) .......................................................    (39,440,349)       55,935,250
Net change in unrealized appreciation/depreciation .............................     45,240,912      (566,262,844)
                                                                                  -------------    --------------
  Net Decrease .................................................................     (3,453,707)     (520,684,797)
                                                                                  -------------    --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares .................................................................        (60,301)       (2,138,610)
Class B shares .................................................................     (4,831,591)     (180,416,446)
Class C shares .................................................................        (86,029)       (2,337,699)
Class D shares .................................................................       (542,712)       (5,464,754)
                                                                                  -------------    --------------
  Total Distributions ..........................................................     (5,520,633)     (190,357,509)
                                                                                  -------------    --------------
Net increase (decrease) from transactions in shares of beneficial interest .....    (84,515,726)      318,061,055
                                                                                  -------------    --------------
  Net Decrease .................................................................    (93,490,066)     (392,981,251)
Net Assets:
Beginning of period ............................................................    973,362,117     1,366,343,368
                                                                                  -------------    --------------
End of Period ..................................................................  $ 879,872,051    $  973,362,117
                                                                                  =============    ==============


                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), formerly Morgan Stanley Dean Witter Investment Management Inc., an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 continued

securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 continued


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.80% to the portion of daily net assets not exceeding $750 million; 0.75% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% to the portion of daily net assets exceeding $1.5 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B
- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $18,482,014 at March 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 continued

representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.79%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $636,753 and $5,037, respectively and received approximately $31,293 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2002 aggregated $872,442,468 and $982,629,958, respectively.

For the year ended March 31, 2002, the Fund incurred brokerage commissions of $43,219 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor, and Sub-Advisor, is the Fund's transfer agent. At March 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $14,400.


5. FEDERAL INCOME TAX STATUS

At March 31, 2002, the Fund had a net capital loss carryover of approximately $12,170,000 which will be available through March 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $15,450,000 during fiscal 2002.

As of March 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $9,254,290 accumulated net realized loss was credited $20 and net investment loss was credited $9,254,270.

MORGAN STANLEY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                  FOR THE YEAR                     FOR THE YEAR
                                                     ENDED                             ENDED
                                                 MARCH 31, 2002                   MARCH 31, 2001
                                        -------------------------------- ---------------------------------
                                             SHARES          AMOUNT            SHARES           AMOUNT
                                        --------------- ----------------  ---------------- ----------------
CLASS A SHARES
Sold ..................................     1,762,721    $   22,297,426          799,083    $   14,498,632
Reinvestment of distributions .........         4,304            58,408          115,776         2,063,710
Redeemed ..............................    (1,305,494)      (16,354,763)        (646,370)      (11,170,813)
                                           ----------    --------------         --------    --------------
Net increase - Class A ................       461,531         6,001,071          268,489         5,391,529
                                           ----------    --------------         --------    --------------
CLASS B SHARES
Sold ..................................     5,195,613        65,684,814       14,118,584       264,472,915
Reinvestment of distributions .........       335,754         4,458,811        9,477,231       166,858,921
Redeemed ..............................   (17,358,095)     (216,116,375)     (13,595,295)     (231,480,454)
                                          -----------    --------------      -----------    --------------
Net increase (decrease) - Class B .....   (11,826,728)     (145,972,750)      10,000,520       199,851,382
                                          -----------    --------------      -----------    --------------
CLASS C SHARES
Sold ..................................       368,720         4,643,135          797,976        14,539,984
Reinvestment of distributions .........         6,378            83,366          131,797         2,258,330
Redeemed ..............................      (399,051)       (4,908,245)        (281,858)       (4,595,530)
                                          -----------    --------------      -----------    --------------
Net increase (decrease) - Class C .....       (23,953)         (181,744)         647,915        12,202,784
                                          -----------    --------------      -----------    --------------
CLASS D SHARES
Sold ..................................     7,434,795        97,276,415        6,141,175       106,869,399
Reinvestment of distributions .........        31,165           428,205          271,268         4,649,264
Redeemed ..............................    (3,238,482)      (42,066,923)        (726,821)      (10,903,303)
                                          -----------    --------------      -----------    --------------
Net increase - Class D ................     4,227,478        55,637,697        5,685,622       100,615,360
                                          -----------    --------------      -----------    --------------
Net increase (decrease) in Fund .......    (7,161,672)   $  (84,515,726)      16,602,546    $  318,061,055
                                          ===========    ==============      ===========    ==============


MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                              FOR THE YEAR ENDED MARCH 31,
                                                         --------------------------------------
                                                                2002                2001
                                                         ------------------ -------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...................      $12.60           $  22.32
                                                              ------           --------
Income (loss) from investment operations:
 Net investment loss# ..................................       (0.04)             (0.06)
 Net realized and unrealized gain (loss) ...............        0.09              (6.82)
                                                              ------           --------
Total income (loss) from investment operations .........        0.05              (6.88)
                                                              ------           --------
Less distributions from net realized gain ..............       (0.07)             (2.84)
                                                              ------           --------
Net asset value, end of period .........................      $12.58           $  12.60
                                                              ======           ========
Total Return+ ..........................................        0.36 %           (34.32)%
Ratios to Average Net Assets:
Expenses ...............................................        1.18 %(3)          1.11 %(3)
Net investment loss ....................................       (0.35)%(3)         (0.34)%(3)
Supplemental Data:
Net assets, end of period, in thousands ................     $17,611            $11,824
Portfolio turnover rate ................................          95 %               67 %




                                                                                                 FOR THE PERIOD
                                                             FOR THE YEAR ENDED MARCH 31,        JULY 28, 1997*
                                                         -------------------------------------      THROUGH
                                                                2000               1999          MARCH 31, 1998
                                                         ------------------ ------------------ ------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...................      $17.34              $15.17            $17.58
                                                              ------              ------            ------
Income (loss) from investment operations:
 Net investment loss# ..................................       (0.09)              (0.05)            (0.04)
 Net realized and unrealized gain (loss) ...............        6.89                2.55              2.28
                                                              ------              ------            ------
Total income (loss) from investment operations .........        6.80                2.50              2.24
                                                              ------              ------            ------
Less distributions from net realized gain ..............       (1.82)              (0.33)            (4.65)
                                                              ------              ------            ------
Net asset value, end of period .........................      $22.32              $17.34            $15.17
                                                              ======              ======            ======
Total Return+ ..........................................       42.32 %             16.87 %           13.84 %(1)
Ratios to Average Net Assets:
Expenses ...............................................        1.13 %(3)           1.19 %(3)         1.33 %(2)
Net investment loss ....................................       (0.48)%(3)          (0.29)%(3)        (0.34)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................     $14,947              $4,987            $  647
Portfolio turnover rate ................................          81 %               113 %             77 %

------------
 *   The date shares were first issued.

 # The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS continued


                                                          FOR THE YEAR ENDED MARCH 31,
                                                     --------------------------------------
                                                            2002                2001
                                                     ------------------ -------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ...............        $ 12.35           $22.04
                                                            -------           ------
Income (loss) from investment operations:
 Net investment loss# ..............................         (0.14)            (0.15)
 Net realized and unrealized gain (loss) ...........          0.10             (6.70)
                                                            ------            ------
Total income (loss) from investment operations .....         (0.04)            (6.85)
                                                            ------            ------
Less distributions from net realized gain ..........         (0.07)            (2.84)
                                                            ------           ------
Net asset value, end of period .....................        $12.24            $12.35
                                                            ======           ======
Total Return+  .....................................         (0.44)%          (34.61)%
Ratios to Average Net Assets:
Expenses ...........................................          1.94 %(1)         1.59 %(1)
Net investment loss ................................         (1.11)%(1)        (0.82)%(1)
Supplemental Data:
Net assets, end of period, in thousands ............      $714,513          $867,382
Portfolio turnover rate ............................            95 %              67 %



                                                                   FOR THE YEAR ENDED MARCH 31,
                                                     ---------------------------------------------------------
                                                              2000                 1999             1998*
                                                     ---------------------- ------------------ ---------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ...............            $17.20           $15.12            $15.09
                                                                ------           ------            ------
Income (loss) from investment operations:
 Net investment loss# ..............................             (0.15)           (0.11)            (0.11)
 Net realized and unrealized gain (loss) ...........              6.81             2.52              6.07
                                                                ------           ------            ------
Total income (loss) from investment operations .....              6.66             2.41              5.96
                                                                ------           ------            ------
Less distributions from net realized gain ..........             (1.82)           (0.33)            (5.93)
                                                                 -----           ------            ------
Net asset value, end of period .....................            $22.04           $17.20            $15.12
                                                                ======           ======            ======
Total Return+ ......................................             41.82 %          16.32 %           42.61 %
Ratios to Average Net Assets:
Expenses ...........................................              1.48 %(1)        1.60 %(1)         1.64 %
Net investment loss ................................             (0.83)%(1)       (0.70)%(1)        (0.64)%
Supplemental Data:
Net assets, end of period, in thousands ............        $1,326,846         $913,060          $893,111
Portfolio turnover rate ............................                81 %            113 %              77 %

------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

 # The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS continued


                                                               FOR THE YEAR ENDED MARCH 31,
                                                          --------------------------------------
                                                                 2002                2001
                                                          ------------------ -------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ....................       $12.16             $21.80
                                                                ------             ------
Income (loss) from investment operations:
 Net investment loss# ...................................        (0.11)             (0.19)
 Net realized and unrealized gain (loss). ...............         0.09              (6.61)
                                                                ------             ------
Total income (loss) from investment operations. .........        (0.02)             (6.80)
                                                                ------             ------
Less distributions from net realized gain . .............        (0.07)             (2.84)
                                                                ------             ------
Net asset value, end of period. .........................       $12.07             $12.16
                                                                ======             ======
Total Return+ ...........................................        (0.20)%           (34.82)%
Ratios to Average Net Assets:
Expenses ................................................         1.73 %(3)          1.88 %(3)
Net investment loss .....................................        (0.90)%(3)         (1.11)%(3)
Supplemental Data:
Net assets, end of period, in thousands .................      $14,095            $14,490
Portfolio turnover rate .................................           95 %               67 %




                                                                                                  FOR THE PERIOD
                                                              FOR THE YEAR ENDED MARCH 31,        JULY 28, 1997*
                                                          -------------------------------------      THROUGH
                                                                 2000               1999          MARCH 31, 1998
                                                          ------------------ ------------------ ------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ....................        $17.09            $15.08             $17.58
                                                                 ------            ------             ------
Income (loss) from investment operations:
 Net investment loss# ...................................         (0.23)            (0.16)             (0.11)
 Net realized and unrealized gain (loss). ...............          6.76              2.50               2.26
                                                                 ------            ------             ------
Total income (loss) from investment operations. .........          6.53              2.34               2.15
                                                                 ------            ------             ------
Less distributions from net realized gain . .............         (1.82)            (0.33)             (4.65)
                                                                 ------            ------             ------
Net asset value, end of period. .........................        $21.80            $17.09             $15.08
                                                                 ======            ======             ======
Total Return+ ...........................................         41.29 %           15.90 %            13.33 %(1)
Ratios to Average Net Assets:
Expenses ................................................          1.89 %(3)         1.94 %(3)          2.02 %(2)
Net investment loss .....................................         (1.24)%(3)        (1.04)%(3)         (1.00)%(2)
Supplemental Data:
Net assets, end of period, in thousands .................       $11,848            $3,041               $422
Portfolio turnover rate .................................            81 %             113 %               77 %

------------
 *  The date shares were first issued.

 # The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
FINANCIAL HIGHLIGHTS continued


                                                              FOR THE YEAR ENDED MARCH 31,
                                                         --------------------------------------
                                                                2002                2001
                                                         ------------------ -------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ...................        $12.75             $22.49
                                                                ------             ------
Income (loss) from investment operations:
 Net investment loss# ..................................         (0.01)             (0.02)
 Net realized and unrealized gain (loss) ...............          0.09              (6.88)
                                                                ------             ------
Total income (loss) from investment operations .........          0.08              (6.90)
                                                                ------             ------
Less distributions from net realized gain ..............         (0.07)             (2.84)
                                                                ------             ------
Net asset value, end of period .........................        $12.76             $12.75
                                                                ======             ======
Total Return+ ..........................................          0.59 %           (34.14)%
Ratios to Average Net Assets:
Expenses ...............................................          0.94 %(3)          0.88 %(3)
Net investment loss ....................................         (0.11)%(3)         (0.11)%(3)
Supplemental Data:
Net assets, end of period, in thousands ................      $133,653            $79,666
Portfolio turnover rate ................................            95 %               67 %




                                                                                                 FOR THE PERIOD
                                                             FOR THE YEAR ENDED MARCH 31,        JULY 28, 1997*
                                                         -------------------------------------      THROUGH
                                                                2000               1999          MARCH 31, 1998
                                                         ------------------ ------------------ ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ...................        $17.41           $ 15.21             $17.58
                                                                ------           -------             ------
Income (loss) from investment operations:
 Net investment loss# ..................................         (0.04)            (0.01)             (0.08)
 Net realized and unrealized gain (loss) ...............          6.94              2.54               2.36
                                                                ------           -------             ------
Total income (loss) from investment operations .........          6.90              2.53               2.28
                                                                ------           -------             ------
Less distributions from net realized gain ..............         (1.82)            (0.33)             (4.65)
                                                                ------           -------             ------
Net asset value, end of period .........................        $22.49            $17.41             $15.21
                                                                ======            ======             ======
Total Return+ ..........................................         42.75 %           17.02 %            14.09 %(1)
Ratios to Average Net Assets:
Expenses ...............................................          0.89 %(3)         0.94 %(3)          1.43 %(2)
Net investment loss ....................................         (0.24)%(3)        (0.04)%(3)         (0.78)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................       $12,702            $1,563                $11
Portfolio turnover rate ................................            81 %             113 %               77 %

------------
 *  The date shares were first issued.

 # The per share amounts were computed using an average number of shares outstanding during the period.

 + Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY GROWTH FUND
Independent Auditors' Report


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Growth Fund, including the portfolio of investments, as of March 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Growth Fund as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
May 13, 2002


                     2002 Federal Tax Notice (unaudited)
      During the fiscal year ended March 31, 2002, the Fund paid to its shareholders $0.07 per share from long-term capital gains.

MORGAN STANLEY GROWTH FUND
Trustee and Officer Information

INDEPENDENT TRUSTEES:



                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY


                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND
                                                                                           COMPLEX
       NAME, AGE AND ADDRESS OF                                                           OVERSEEN
         INDEPENDENT TRUSTEE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan             129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley              129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan             129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).

       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY GROWTH FUND
Trustee and Officer Information continued

                                                          TERM OF
                                                         OFFICE AND
                                         POSITION(S)     LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH         TIME
          INDEPENDENT TRUSTEE             REGISTRANT      SERVED*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (53)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (65)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Trustee       Trustee since
c/o Mayer, Brown, Rowe & Maw                          April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                              FUND
                                                                                             COMPLEX
        NAME, AGE AND ADDRESS OF                                                            OVERSEEN
          INDEPENDENT TRUSTEE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director          129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (65)                  Chairman of the Insurance Committee and               207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

John L. Schroeder (71)                  Retired; Chairman of the Derivatives Committee        129
c/o Mayer, Brown, Rowe & Maw            and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees     Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                           Executive Vice President and Chief Investment
New York, NY                            Officer of the Home Insurance Company
                                        (August 1991-September 1995).

        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (65)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Director of Citizens Communications Company
c/o Mayer, Brown, Rowe & Maw            (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY

MORGAN STANLEY GROWTH FUND
Trustee and Officer Information continued

INTERESTED TRUSTEES:

                                                           TERM OF
                                                          OFFICE AND
                                     POSITION(S)          LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH              TIME
      INTERESTED TRUSTEE              REGISTRANT           SERVED*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (68)    Chairman, Director or   Trustee since
c/o Morgan Stanley Trust       Trustee and Chief       July 1991
Harborside Financial Center,   Executive Officer
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                      FUND
                                                                                     COMPLEX
   NAME, AGE AND ADDRESS OF                                                         OVERSEEN
      INTERESTED TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (68)    Chairman, Director or Trustee and Chief                129
c/o Morgan Stanley Trust       Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   and the TCW/DW Term Trusts; formerly
Plaza Two,                     Chairman, Chief Executive Officer and Director
Jersey City, NJ                of the Investment Manager, the Distributor and
                               Morgan Stanley Services, Executive Vice
                               President and Director of Morgan Stanley DW,
                               Chairman and Director of the Transfer Agent,
                               and Director and/or officer of various Morgan
                               Stanley subsidiaries (until June 1998).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since                129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley              129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.

   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (68)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY GROWTH FUND
Trustee and Officer Information continued

OFFICERS:

                                                     TERM OF
                                                    OFFICE AND
                                 POSITION(S)        LENGTH OF
   NAME, AGE AND ADDRESS OF       HELD WITH            TIME
      EXECUTIVE OFFICER           REGISTRANT         SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ----------------- ----------------- -----------------------------------------------------------
Mitchell M. Merin (48)        President         President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                     May 1999          Investment Management (since December 1998); President,
New York, NY                                                      Director (since April 1997) and Chief Executive Officer
                                                                  (since June 1998) of the Investment Manager and Morgan
                                                                  Stanley Services; Chairman, Chief Executive Officer and
                                                                  Director of the Distributor (since June 1998); Chairman
                                                                  and Chief Executive Officer (since June 1998) and
                                                                  Director (since January 1998) of the Transfer Agent;
                                                                  Director of various Morgan Stanley subsidiaries;
                                                                  President of the Morgan Stanley Funds and TCW/DW Term
                                                                  Trusts (since May 1999); Trustee of various Van Kampen
                                                                  investment companies (since December 1999); previously
                                                                  Chief Strategic Officer of the Investment Manager and
                                                                  Morgan Stanley Services and Executive Vice President of
                                                                  the Distributor (April 1997-June 1998), Vice President
                                                                  of the Morgan Stanley Funds (May 1997-April 1999), and
                                                                  Executive Vice President of Morgan Stanley.

Barry Fink (47)               Vice President,   Vice President,   General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas   Secretary and     Secretary         (since December 2000) of Morgan Stanley Investment
New York, NY                  General Counsel   and General       Management; Managing Director (since December 2000),
                                                Counsel since     and Secretary and General Counsel (since February 1997)
                                                February 1997     and Director (since July 1998) of the Investment
                                                                  Manager and Morgan Stanley Services; Assistant
                                                                  Secretary of Morgan Stanley DW; Vice President,
                                                                  Secretary and General Counsel of the Morgan Stanley
                                                                  Funds and TCW/DW Term Trusts (since February 1997);
                                                                  Vice President and Secretary of the Distributor;
                                                                  previously, Senior Vice President, Assistant Secretary
                                                                  and Assistant General Counsel of the Investment Manager
                                                                  and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer         Treasurer since   First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                        April 1989        Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                      Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ


------------
* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


Sub-Advisor

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          37977RPT


[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]


MORGAN STANLEY
GROWTH FUND


ANNUAL REPORT
March 31, 2002